Investments - Additional Information (Details) - Hippo Enterprises Inc And Subsidiaries [Member] - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Available for sale securities ,unrealized loss position	$ 0		$ 0
Other than temporary impairments	$ 0	$ 0	$ 0	$ 0